Segmented Information - Product Line (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Net premiums earned	$ 13,988.7	$ 13,229.7
Interest and dividends	769.2	880.2
Share of profit (loss) of associates	(112.8)	169.6
Net gains on investments	313.1	1,716.2
Gain on deconsolidation of insurance subsidiary	117.1	0.0
Other revenue	4,719.6	5,537.1
Income	19,794.9	21,532.8
Property
Disclosure of products and services [line items]
Net premiums earned	5,034.3	4,575.8
Casualty
Disclosure of products and services [line items]
Net premiums earned	7,635.4	7,374.2
Specialty
Disclosure of products and services [line items]
Net premiums earned	1,319.0	1,279.7
Operating companies
Disclosure of products and services [line items]
Net premiums earned	13,860.6	12,587.6
Interest and dividends	560.6	657.0
Share of profit (loss) of associates	46.2	56.0
Net gains on investments	136.4	1,258.5
Gain on deconsolidation of insurance subsidiary	(56.3)
Other revenue	0.0	0.0
Operating companies | Property
Disclosure of products and services [line items]
Net premiums earned	5,002.7	4,472.0
Operating companies | Casualty
Disclosure of products and services [line items]
Net premiums earned	7,603.9	6,995.0
Operating companies | Specialty
Disclosure of products and services [line items]
Net premiums earned	1,254.0	1,120.6
Other | Run-off
Disclosure of products and services [line items]
Net premiums earned	128.1	642.1
Interest and dividends	24.7	55.8
Share of profit (loss) of associates	(11.2)	(6.3)
Net gains on investments	(96.9)	168.2
Gain on deconsolidation of insurance subsidiary	(9.0)
Other revenue	0.0	0.0
Other | Property | Run-off
Disclosure of products and services [line items]
Net premiums earned	31.6	103.8
Other | Casualty | Run-off
Disclosure of products and services [line items]
Net premiums earned	31.5	379.2
Other | Specialty | Run-off
Disclosure of products and services [line items]
Net premiums earned	$ 65.0	$ 159.1
Product Concentration | Net Premiums Earned
Disclosure of products and services [line items]
Distribution of net premiums earned	100.00%	100.00%
Product Concentration | Net Premiums Earned | Property
Disclosure of products and services [line items]
Distribution of net premiums earned	36.00%	34.60%
Product Concentration | Net Premiums Earned | Casualty
Disclosure of products and services [line items]
Distribution of net premiums earned	54.60%	55.70%
Product Concentration | Net Premiums Earned | Specialty
Disclosure of products and services [line items]
Distribution of net premiums earned	9.40%	9.70%
Northbridge | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	$ 1,424.1	$ 1,240.3
Interest and dividends	56.2	65.0
Share of profit (loss) of associates	(3.0)	1.1
Net gains on investments	105.7	0.5
Gain on deconsolidation of insurance subsidiary	0.0
Other revenue	0.0	0.0
Northbridge | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	626.4	538.0
Northbridge | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	659.6	581.4
Northbridge | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	138.1	120.9
Odyssey Group | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	3,586.6	3,179.2
Interest and dividends	151.2	175.9
Share of profit (loss) of associates	27.8	55.1
Net gains on investments	(26.9)	149.5
Gain on deconsolidation of insurance subsidiary	(30.5)
Other revenue	0.0	0.0
Odyssey Group | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	1,838.9	1,598.8
Odyssey Group | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	1,444.0	1,288.2
Odyssey Group | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	303.7	292.2
Crum & Forster | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	2,426.2	2,193.8
Interest and dividends	79.6	85.9
Share of profit (loss) of associates	(14.8)	19.1
Net gains on investments	(158.2)	75.2
Gain on deconsolidation of insurance subsidiary	(25.8)
Other revenue	0.0	0.0
Crum & Forster | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	364.2	293.8
Crum & Forster | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	1,837.5	1,771.6
Crum & Forster | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	224.5	128.4
Zenith National | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	643.8	735.0
Interest and dividends	19.0	33.1
Share of profit (loss) of associates	(4.2)	(16.4)
Net gains on investments	(59.9)	22.5
Gain on deconsolidation of insurance subsidiary	0.0
Other revenue	0.0	0.0
Zenith National | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	37.5	39.1
Zenith National | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	605.9	695.9
Zenith National | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	0.4	0.0
Brit | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	1,710.7	1,641.9
Interest and dividends	58.2	73.5
Share of profit (loss) of associates	6.6	(2.4)
Net gains on investments	24.4	62.1
Gain on deconsolidation of insurance subsidiary	0.0
Other revenue	0.0	0.0
Brit | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	544.3	494.3
Brit | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	853.0	844.3
Brit | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	313.4	303.3
Allied World | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	2,722.6	2,335.4
Interest and dividends	126.7	148.9
Share of profit (loss) of associates	35.6	13.3
Net gains on investments	246.0	210.2
Gain on deconsolidation of insurance subsidiary	0.0
Other revenue	0.0	0.0
Allied World | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	882.6	832.1
Allied World | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	1,755.4	1,394.1
Allied World | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	84.6	109.2
Fairfax Asia | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	221.7	215.2
Fairfax Asia | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	74.5	74.7
Fairfax Asia | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	116.4	113.7
Fairfax Asia | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	30.8	26.8
Other | Operating companies | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	1,124.9	1,046.8
Interest and dividends	49.7	57.0
Share of profit (loss) of associates	(16.4)	(13.7)
Net gains on investments	(7.0)	106.2
Gain on deconsolidation of insurance subsidiary	0.0
Other revenue	0.0	0.0
Other | Operating companies | Property | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	634.3	601.2
Other | Operating companies | Casualty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	332.1	305.8
Other | Operating companies | Specialty | Insurance and Reinsurance
Disclosure of products and services [line items]
Net premiums earned	$ 158.5	$ 139.8